Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
September 30, 2022
SGR-NPRT1-1122
1.9896348.103
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	1,426	50,937
Bandwidth, Inc. (a)	1,378	16,398
Charge Enterprises, Inc. (a)(b)	36,191	63,696
Cogent Communications Group, Inc.	6,631	345,873
Consolidated Communications Holdings, Inc. (a)	1,772	7,372
Globalstar, Inc. (a)(b)	159,726	253,964
IDT Corp. Class B (a)	2,975	73,869
Iridium Communications, Inc. (a)	35,439	1,572,428
Ooma, Inc. (a)	6,447	79,298
Starry Group Holdings, Inc. Class A (a)(b)	6,138	9,146
		2,472,981
Entertainment - 0.1%
Chicken Soup For The Soul Entertainment, Inc. (a)	1	7
Cinemark Holdings, Inc. (a)	23,731	287,382
IMAX Corp. (a)	7,834	110,616
Playstudios, Inc. Class A (a)	11,060	38,599
Reservoir Media, Inc. (a)	5,300	25,864
		462,468
Interactive Media & Services - 0.8%
CarGurus, Inc. Class A (a)	28,638	405,800
Cars.com, Inc. (a)	2,384	27,416
DHI Group, Inc. (a)	9,789	52,665
Eventbrite, Inc. (a)	18,944	115,180
EverQuote, Inc. Class A (a)	5,485	37,408
MediaAlpha, Inc. Class A (a)(b)	6,592	57,680
QuinStreet, Inc. (a)	849	8,915
Shutterstock, Inc.	6,820	342,159
The Arena Group Holdings, Inc.	2,377	31,139
Vimeo, Inc. (a)	40,604	162,416
Vinco Ventures, Inc. (a)(b)	36,460	33,952
Wejo Group Ltd. (a)(b)	5,964	6,501
Yelp, Inc. (a)	19,102	647,749
Ziff Davis, Inc. (a)	2,413	165,242
ZipRecruiter, Inc. (a)	22,275	367,538
		2,461,760
Media - 0.7%
AdTheorent Holding Co., Inc. Class A (a)	10,271	22,083
Boston Omaha Corp. (a)(b)	381	8,778
Entravision Communication Corp. Class A	12,009	47,676
Gambling.com Group Ltd. (a)	2,443	18,567
Gray Television, Inc.	10,051	143,930
Innovid Corp. (a)(b)	18,813	50,983
Integral Ad Science Holding Corp. (a)	3,707	26,839
John Wiley & Sons, Inc. Class A	11,260	422,926
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	1,494	42,056
Liberty Braves Class C (a)	11,510	316,525
Loyalty Ventures, Inc. (a)	1,829	2,213
PubMatic, Inc. (a)	10,830	180,103
Sinclair Broadcast Group, Inc. Class A	11,316	204,706
Stagwell, Inc. (a)(b)	1,885	13,101
TechTarget, Inc. (a)	7,684	454,893
Thryv Holdings, Inc. (a)(b)	1,732	39,542
WideOpenWest, Inc. (a)	8,508	104,393
		2,099,314
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	1,072	12,993
TOTAL COMMUNICATION SERVICES		7,509,516
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	1,474	10,067
Dorman Products, Inc. (a)	7,307	600,051
Fox Factory Holding Corp. (a)	11,825	935,121
Gentherm, Inc. (a)	9,229	458,958
Holley, Inc. (a)(b)	14,330	58,037
LCI Industries	6,943	704,437
Luminar Technologies, Inc. (a)(b)	68,882	501,805
Patrick Industries, Inc.	703	30,820
Solid Power, Inc. (a)(b)	14,392	75,702
Stoneridge, Inc. (a)	977	16,560
Tenneco, Inc. (a)	22,739	395,431
Visteon Corp. (a)	7,727	819,526
XPEL, Inc. (a)	5,982	385,480
		4,991,995
Automobiles - 0.2%
Canoo, Inc. (a)(b)	39,285	73,659
Faraday Future Intelligent Electric, Inc. (a)(b)	15,234	9,692
Fisker, Inc. (a)(b)	45,767	345,541
Mullen Automotive, Inc. (a)(b)	92,212	30,227
Workhorse Group, Inc. (a)(b)	39,903	114,522
		573,641
Distributors - 0.1%
Funko, Inc. (a)	8,855	179,048
Diversified Consumer Services - 1.0%
Carriage Services, Inc.	3,690	118,670
Chegg, Inc. (a)	34,832	733,910
Coursera, Inc. (a)	32,168	346,771
Duolingo, Inc. (a)	6,579	626,518
European Wax Center, Inc. (b)	6,316	116,530
Nerdy, Inc. Class A (a)(b)	15,175	32,019
OneSpaWorld Holdings Ltd. (a)(b)	18,363	154,249
PowerSchool Holdings, Inc. (a)	4,482	74,805
Rover Group, Inc. Class A (a)(b)	24,667	82,388
Stride, Inc. (a)(b)	11,294	474,687
The Beachbody Co., Inc. (a)	4,749	4,796
Udemy, Inc.	20,074	242,695
Universal Technical Institute, Inc. (a)(b)	9,247	50,304
Vivint Smart Home, Inc. Class A (a)(b)	6,734	44,310
		3,102,652
Hotels, Restaurants & Leisure - 3.1%
Accel Entertainment, Inc. (a)	15,900	124,179
Bloomin' Brands, Inc.	17,849	327,172
Bluegreen Vacations Holding Corp. Class A	331	5,468
Brinker International, Inc. (a)	10,951	273,556
Century Casinos, Inc. (a)	6,208	40,724
Cracker Barrel Old Country Store, Inc. (b)	6,374	590,105
Dave & Buster's Entertainment, Inc. (a)	11,977	371,646
Denny's Corp. (a)	11,055	104,028
Dine Brands Global, Inc.	3,578	227,418
Everi Holdings, Inc. (a)	12,905	209,319
F45 Training Holdings, Inc. (a)(b)	10,253	31,682
First Watch Restaurant Group, Inc. (b)	919	13,307
Full House Resorts, Inc. (a)	2,449	13,763
Golden Entertainment, Inc. (a)	5,574	194,477
Hilton Grand Vacations, Inc. (a)	24,379	801,825
Inspired Entertainment, Inc. (a)	4,084	36,062
International Game Technology PLC (b)	6,223	98,323
Jack in the Box, Inc.	800	59,256
Krispy Kreme, Inc. (b)	5,246	60,486
Kura Sushi U.S.A., Inc. Class A (a)	1,271	93,520
Lindblad Expeditions Holdings (a)	701	4,739
Monarch Casino & Resort, Inc. (a)	3,656	205,248
NeoGames SA (a)	3,711	47,872
Noodles & Co. (a)	11,367	53,425
Papa John's International, Inc.	6,560	459,266
Portillo's, Inc.	6,491	127,808
RCI Hospitality Holdings, Inc.	2,195	143,421
Red Rock Resorts, Inc.	6,332	216,934
Rush Street Interactive, Inc. (a)	17,245	63,462
Ruth's Hospitality Group, Inc.	8,881	149,734
SeaWorld Entertainment, Inc. (a)	5,868	267,053
Shake Shack, Inc. Class A (a)(b)	10,485	471,615
Sonder Holdings, Inc. (a)	52,566	87,260
Sweetgreen, Inc. Class A (b)	24,515	453,528
Target Hospitality Corp. (a)(b)	8,074	101,894
Texas Roadhouse, Inc. Class A	18,679	1,629,930
The Cheesecake Factory, Inc. (b)	13,794	403,888
The ONE Group Hospitality, Inc. (a)(b)	6,234	41,394
Wingstop, Inc. (b)	8,353	1,047,633
Xponential Fitness, Inc. (a)(b)	1,444	26,367
		9,678,787
Household Durables - 1.4%
Aterian, Inc. (a)(b)	1,640	2,034
Cavco Industries, Inc. (a)	2,477	509,668
Century Communities, Inc.	637	27,251
Dream Finders Homes, Inc. (a)(b)	5,952	63,091
Green Brick Partners, Inc. (a)	2,009	42,952
Helen of Troy Ltd. (a)	6,614	637,854
Hovnanian Enterprises, Inc. Class A (a)	1,461	52,158
Installed Building Products, Inc.	6,628	536,802
iRobot Corp. (a)(b)	6,555	369,243
KB Home	4,090	106,013
LGI Homes, Inc. (a)(b)	379	30,839
Lovesac (a)(b)	3,929	80,073
M.D.C. Holdings, Inc.	4,427	121,388
M/I Homes, Inc. (a)	1,017	36,846
Meritage Homes Corp. (a)	671	47,151
Purple Innovation, Inc. (a)(b)	1,004	4,066
Skyline Champion Corp. (a)	14,869	786,124
Sonos, Inc. (a)(b)	35,739	496,772
Taylor Morrison Home Corp. (a)	3,774	88,010
TRI Pointe Homes, Inc. (a)	2,338	35,327
Vizio Holding Corp. (a)(b)	18,832	164,592
Vuzix Corp. (a)(b)	14,355	83,115
		4,321,369
Internet & Direct Marketing Retail - 0.4%
a.k.a. Brands Holding Corp. (b)	580	841
CarParts.com, Inc. (a)	14,398	74,438
Duluth Holdings, Inc. (a)(b)	1,733	12,200
Groupon, Inc. (a)(b)	627	4,991
Liquidity Services, Inc. (a)	3,437	55,886
Lulu's Fashion Lounge Holdings, Inc. (b)	4,710	21,949
PetMed Express, Inc.	4,728	92,291
Quotient Technology, Inc. (a)	2,930	6,768
Rent the Runway, Inc. Class A	12,956	28,503
Revolve Group, Inc. (a)(b)	11,464	248,654
Stitch Fix, Inc. (a)	9,332	36,861
The RealReal, Inc. (a)(b)	4,233	6,350
thredUP, Inc. (a)	2,770	5,097
Vivid Seats, Inc. Class A	1,767	13,535
Xometry, Inc. (a)(b)	9,441	536,154
		1,144,518
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,569	111,726
Clarus Corp. (b)	6,870	92,543
Latham Group, Inc. (a)	12,137	43,572
Malibu Boats, Inc. Class A (a)	5,645	270,904
Marine Products Corp.	2,278	19,272
MasterCraft Boat Holdings, Inc. (a)	4,890	92,177
Smith & Wesson Brands, Inc.	1,051	10,899
Sturm, Ruger & Co., Inc.	4,380	222,460
		863,553
Multiline Retail - 0.1%
Dillard's, Inc. Class A	1,146	312,583
Franchise Group, Inc.	7,317	177,803
		490,386
Specialty Retail - 1.7%
Arko Corp.	22,665	212,824
Asbury Automotive Group, Inc. (a)	1,804	272,584
Bed Bath & Beyond, Inc. (a)(b)	15,923	96,971
Boot Barn Holdings, Inc. (a)	8,271	483,523
Build-A-Bear Workshop, Inc.	2,871	38,270
Caleres, Inc.	9,768	236,581
Camping World Holdings, Inc. (b)	10,926	276,646
Chico's FAS, Inc. (a)	24,426	118,222
Citi Trends, Inc. (a)	189	2,931
Designer Brands, Inc. Class A	11,243	172,130
Destination XL Group, Inc. (a)	8,592	46,569
EVgo, Inc. Class A (a)(b)	2,265	17,916
Guess?, Inc. (b)	9,619	141,111
Hibbett, Inc.	2,842	141,560
MarineMax, Inc. (a)	510	15,193
Murphy U.S.A., Inc.	5,989	1,646,436
National Vision Holdings, Inc. (a)(b)	1,344	43,882
OneWater Marine, Inc. Class A (a)	257	7,738
Party City Holdco, Inc. (a)(b)	10,943	17,290
Rent-A-Center, Inc.	14,957	261,897
Sally Beauty Holdings, Inc. (a)	27,425	345,555
Sleep Number Corp. (a)(b)	2,657	89,833
The Buckle, Inc.	7,832	247,961
The Children's Place, Inc. (a)	2,352	72,653
Torrid Holdings, Inc. (a)	2,425	10,112
Warby Parker, Inc. (a)(b)	23,244	310,075
		5,326,463
Textiles, Apparel & Luxury Goods - 0.9%
Allbirds, Inc. Class A (b)	7,115	21,630
Crocs, Inc. (a)	16,927	1,162,208
Ermenegildo Zegna Holditalia SpA (b)	2,606	28,015
Kontoor Brands, Inc.	15,528	521,896
Oxford Industries, Inc.	2,880	258,566
Rocky Brands, Inc.	84	1,685
Steven Madden Ltd.	21,819	581,913
Wolverine World Wide, Inc.	21,408	329,469
		2,905,382
TOTAL CONSUMER DISCRETIONARY		33,577,794
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Celsius Holdings, Inc. (a)(b)	15,500	1,405,540
Coca-Cola Bottling Co. Consolidated	1,313	540,601
Duckhorn Portfolio, Inc. (a)	10,414	150,274
MGP Ingredients, Inc.	3,887	412,644
National Beverage Corp. (b)	6,540	252,052
The Vita Coco Co., Inc. (b)	7,799	88,831
Vintage Wine Estates, Inc. (a)	2,290	6,343
		2,856,285
Food & Staples Retailing - 0.5%
Chefs' Warehouse Holdings (a)	6,673	193,317
Natural Grocers by Vitamin Cottage, Inc.	2,208	23,824
PriceSmart, Inc.	4,317	248,616
Rite Aid Corp. (a)(b)	7,062	34,957
Sprouts Farmers Market LLC (a)	29,927	830,474
United Natural Foods, Inc. (a)	1,152	39,594
		1,370,782
Food Products - 1.3%
Benson Hill, Inc. (a)	23,429	64,195
Beyond Meat, Inc. (a)(b)	17,110	242,449
BRC, Inc. Class A (a)	7,277	56,251
Cal-Maine Foods, Inc.	9,757	542,392
Calavo Growers, Inc.	4,790	152,083
J&J Snack Foods Corp.	4,238	548,694
John B. Sanfilippo & Son, Inc.	1,507	114,125
Lancaster Colony Corp.	4,588	689,485
Local Bounti Corp. (a)(b)	11,967	33,986
Mission Produce, Inc. (a)	1,120	16,195
Sovos Brands, Inc.	7,447	106,045
SunOpta, Inc. (a)	25,313	230,348
Tattooed Chef, Inc. (a)(b)	13,123	65,353
The Simply Good Foods Co. (a)	25,207	806,372
Tootsie Roll Industries, Inc.	3,550	118,144
Utz Brands, Inc. Class A (b)	16,047	242,310
Vital Farms, Inc. (a)	8,367	100,153
		4,128,580
Household Products - 0.4%
Central Garden & Pet Co. (a)	474	17,083
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,445	151,841
Energizer Holdings, Inc.	18,773	471,953
WD-40 Co.	3,813	670,097
		1,310,974
Personal Products - 1.0%
BellRing Brands, Inc. (a)	36,665	755,666
elf Beauty, Inc. (a)	13,385	503,544
Herbalife Nutrition Ltd. (a)	18,032	358,656
Inter Parfums, Inc.	4,969	374,961
MediFast, Inc.	3,052	330,715
Nu Skin Enterprises, Inc. Class A	5,660	188,874
The Beauty Health Co. (a)(b)	24,675	290,918
Thorne HealthTech, Inc. (b)	3,878	18,343
USANA Health Sciences, Inc. (a)	3,029	169,775
Veru, Inc. (a)(b)	18,035	207,763
		3,199,215
Tobacco - 0.1%
22nd Century Group, Inc. (a)	44,891	41,627
Turning Point Brands, Inc.	4,225	89,697
Vector Group Ltd.	5,607	49,398
		180,722
TOTAL CONSUMER STAPLES		13,046,558
ENERGY - 6.5%
Energy Equipment & Services - 1.8%
Borr Drilling Ltd. (a)	24,629	81,768
Cactus, Inc.	16,471	632,981
Championx Corp.	56,985	1,115,196
DMC Global, Inc. (a)	1,366	21,829
Liberty Oilfield Services, Inc. Class A (a)	39,954	506,617
Nabors Industries Ltd. (a)	2,192	222,378
Nextier Oilfield Solutions, Inc. (a)	48,644	359,966
Noble Corp. PLC (a)(b)	3,706	109,623
Oceaneering International, Inc. (a)	25,551	203,386
Patterson-UTI Energy, Inc.	40,174	469,232
ProFrac Holding Corp.	1,726	26,252
RPC, Inc.	20,455	141,753
Solaris Oilfield Infrastructure, Inc. Class A	8,871	83,033
TETRA Technologies, Inc. (a)	34,556	124,056
U.S. Silica Holdings, Inc. (a)	3,037	33,255
Valaris Ltd. (a)(b)	16,950	829,533
Weatherford International PLC (a)	19,677	635,370
		5,596,228
Oil, Gas & Consumable Fuels - 4.7%
Amplify Energy Corp. (a)(b)	7,519	49,400
Arch Resources, Inc. (b)	4,256	504,762
Archaea Energy, Inc. (a)(b)	5,325	95,903
Battalion Oil Corp. (a)(b)	589	7,009
Berry Corp.	3,607	27,053
Brigham Minerals, Inc. Class A	14,610	360,429
Callon Petroleum Co. (a)	11,483	402,020
Chord Energy Corp.	6,874	940,157
CNX Resources Corp. (a)	2,579	40,052
Comstock Resources, Inc. (a)	25,602	442,659
CONSOL Energy, Inc.	9,005	579,202
Crescent Energy, Inc. Class A (b)	9,058	122,011
CVR Energy, Inc.	8,155	236,332
Delek U.S. Holdings, Inc.	19,655	533,437
Denbury, Inc. (a)	13,946	1,202,982
Earthstone Energy, Inc. (a)(b)	12,539	154,480
Empire Petroleum Corp. (a)(b)	2,808	36,925
Energy Fuels, Inc. (a)(b)	35,788	219,023
Equitrans Midstream Corp.	27,163	203,179
Golar LNG Ltd. (a)	1,464	36,483
Gulfport Energy Corp. (a)	3,087	272,551
HighPeak Energy, Inc.	1,859	40,266
Kinetik Holdings, Inc. (b)	472	15,378
Kosmos Energy Ltd. (a)	125,534	649,011
Laredo Petroleum, Inc. (a)	4,704	295,646
Magnolia Oil & Gas Corp. Class A	46,559	922,334
Matador Resources Co.	31,323	1,532,321
Murphy Oil Corp.	17,964	631,794
Nextdecade Corp. (a)(b)	7,482	45,042
Northern Oil & Gas, Inc.	15,875	435,134
Par Pacific Holdings, Inc. (a)	13,529	222,011
PBF Energy, Inc. Class A (a)	6,052	212,788
Permian Resource Corp. Class A (a)	7,734	52,591
Ranger Oil Corp.	5,541	174,264
Riley Exploration Permian, Inc.	1,843	34,980
Ring Energy, Inc. (a)(b)	10,094	23,418
SandRidge Energy, Inc. (a)	8,797	143,479
SilverBow Resources, Inc. (a)	3,258	87,575
Sitio Royalties Corp. (b)	3,534	78,137
SM Energy Co.	33,711	1,267,871
Talos Energy, Inc. (a)	18,369	305,844
Tellurian, Inc. (a)(b)	142,605	340,826
Ur-Energy, Inc. (a)	51,427	56,055
Uranium Energy Corp. (a)(b)	89,276	312,466
VAALCO Energy, Inc.	16,495	71,918
Vertex Energy, Inc. (a)(b)	13,357	83,214
W&T Offshore, Inc. (a)	21,757	127,496
		14,627,908
TOTAL ENERGY		20,224,136
FINANCIALS - 5.9%
Banks - 1.9%
BancFirst Corp.	3,197	286,036
Bancorp, Inc., Delaware (a)	9,050	198,919
BayCom Corp.	209	3,674
Cadence Bank	3,405	86,521
Coastal Financial Corp. of Washington (a)	2,853	113,378
Eastern Bankshares, Inc.	8,820	173,225
Esquire Financial Holdings, Inc.	1,575	59,141
Farmers & Merchants Bancorp, Inc.	1,044	28,052
First Bancorp, Puerto Rico	4,161	56,922
First Financial Bankshares, Inc.	36,019	1,506,675
First Guaranty Bancshares, Inc.	103	2,254
Five Star Bancorp	1,171	33,210
Glacier Bancorp, Inc.	4,043	198,633
HomeTrust Bancshares, Inc.	600	13,260
Lakeland Financial Corp.	6,217	452,660
Live Oak Bancshares, Inc.	7,278	222,707
Metrocity Bankshares, Inc.	1,140	22,390
Metropolitan Bank Holding Corp. (a)	242	15,575
National Bank Holdings Corp.	493	18,236
Nicolet Bankshares, Inc. (a)	300	21,132
Pathward Financial, Inc.	2,366	77,983
Professional Holdings Corp. (A Shares) (a)	242	6,277
ServisFirst Bancshares, Inc.	13,892	1,111,360
Silvergate Capital Corp. (a)	6,953	523,909
Stock Yards Bancorp, Inc.	6,675	453,967
The Bank of NT Butterfield & Son Ltd. (a)	897	29,117
Third Coast Bancshares, Inc.	141	2,413
Triumph Bancorp, Inc. (a)	2,440	132,614
Veritex Holdings, Inc.	2,313	61,503
West Bancorp., Inc.	749	15,587
Westamerica Bancorp.	1,736	90,775
		6,018,105
Capital Markets - 2.1%
Artisan Partners Asset Management, Inc.	11,223	302,235
B. Riley Financial, Inc.	5,761	256,480
Blucora, Inc. (a)	12,909	249,660
BrightSphere Investment Group, Inc.	8,101	120,786
Cohen & Steers, Inc.	7,085	443,734
Diamond Hill Investment Group, Inc.	806	132,990
Donnelley Financial Solutions, Inc. (a)	468	17,302
Federated Hermes, Inc.	23,772	787,329
Focus Financial Partners, Inc. Class A (a)	16,261	512,384
GAMCO Investors, Inc. Class A	1,095	18,670
GCM Grosvenor, Inc. Class A	10,376	81,867
Hamilton Lane, Inc. Class A	9,895	589,841
Houlihan Lokey	13,945	1,051,174
Manning & Napier, Inc. Class A	1,384	16,982
MarketWise, Inc. Class A (a)	868	1,979
Moelis & Co. Class A	9,043	305,744
Open Lending Corp. (a)	29,774	239,383
Perella Weinberg Partners Class A	10,811	68,434
PJT Partners, Inc.	6,546	437,404
Pzena Investment Management, Inc.	4,351	41,247
Sculptor Capital Management, Inc. Class A	3,723	32,911
Silvercrest Asset Management Group Class A	2,548	41,660
StepStone Group, Inc. Class A	15,029	368,361
StoneX Group, Inc. (a)	364	30,190
Value Line, Inc.	216	9,482
Victory Capital Holdings, Inc.	1,435	33,450
Virtus Investment Partners, Inc.	236	37,647
WisdomTree Investments, Inc.	37,506	175,528
		6,404,854
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)(b)	790	20,722
CURO Group Holdings Corp.	4,986	19,994
FirstCash Holdings, Inc.	5,373	394,110
Green Dot Corp. Class A (a)	1,516	28,774
LendingClub Corp. (a)	1,781	19,680
LendingTree, Inc. (a)	2,957	70,554
MoneyLion, Inc. (a)	2,916	2,603
NerdWallet, Inc.	7,163	63,536
PROG Holdings, Inc. (a)	2,282	34,184
World Acceptance Corp. (a)(b)	754	73,002
		727,159
Insurance - 1.5%
BRP Group, Inc. (a)	16,734	440,941
eHealth, Inc. (a)	2,144	8,383
Goosehead Insurance (a)(b)	4,709	167,829
HCI Group, Inc.	1,847	72,402
Investors Title Co.	60	8,460
Kinsale Capital Group, Inc.	6,018	1,537,118
Palomar Holdings, Inc. (a)	6,811	570,217
RLI Corp.	10,835	1,109,287
Siriuspoint Ltd. (a)	2,315	11,459
Trupanion, Inc. (a)(b)	10,908	648,262
Universal Insurance Holdings, Inc.	1,423	14,017
		4,588,375
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,605	48,038
PennyMac Mortgage Investment Trust	5,441	64,095
		112,133
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	1,661	56,856
Bridgewater Bancshares, Inc. (a)	877	14,444
Columbia Financial, Inc. (a)	2,938	62,080
Greene County Bancorp, Inc.	932	53,376
Hingham Institution for Savings	23	5,776
NMI Holdings, Inc. (a)	1,714	34,914
Walker & Dunlop, Inc.	5,990	501,543
		728,989
TOTAL FINANCIALS		18,579,615
HEALTH CARE - 25.2%
Biotechnology - 10.0%
Aadi Bioscience, Inc. (a)	3,987	56,336
ACADIA Pharmaceuticals, Inc. (a)	33,554	548,943
ADMA Biologics, Inc. (a)(b)	22,346	54,301
Affimed NV (a)	37,239	76,712
Agenus, Inc. (a)	78,952	161,852
Akero Therapeutics, Inc. (a)(b)	555	18,898
Albireo Pharma, Inc. (a)(b)	4,826	93,431
Alector, Inc. (a)	17,526	165,796
Alkermes PLC (a)	45,394	1,013,648
Alpine Immune Sciences, Inc. (a)(b)	1,904	13,709
Amicus Therapeutics, Inc. (a)	76,780	801,583
Anavex Life Sciences Corp. (a)(b)	19,258	198,743
Apellis Pharmaceuticals, Inc. (a)	26,087	1,781,742
Arbutus Biopharma Corp. (a)	15,792	30,163
Arcturus Therapeutics Holdings, Inc. (a)	5,920	87,734
Arcutis Biotherapeutics, Inc. (a)	11,282	215,599
Arrowhead Pharmaceuticals, Inc. (a)	28,743	949,956
Atara Biotherapeutics, Inc. (a)	2,615	9,885
Aura Biosciences, Inc.	5,050	91,506
Aurinia Pharmaceuticals, Inc. (a)	37,374	281,052
Avid Bioservices, Inc. (a)	17,046	325,920
Beam Therapeutics, Inc. (a)(b)	17,763	846,229
BioCryst Pharmaceuticals, Inc. (a)(b)	35,706	449,896
Biohaven Pharmaceutical Holding Co. Ltd. (a)	10,898	1,647,451
Blueprint Medicines Corp. (a)	16,662	1,097,859
BridgeBio Pharma, Inc. (a)(b)	18,032	179,238
CareDx, Inc. (a)	14,267	242,824
Catalyst Pharmaceutical Partners, Inc. (a)(b)	26,488	339,841
Celldex Therapeutics, Inc. (a)	2,700	75,897
Celularity, Inc. Class A (a)(b)	18,582	42,924
Cerevel Therapeutics Holdings (a)(b)	15,188	429,213
ChemoCentryx, Inc. (a)	12,996	671,373
Chimerix, Inc. (a)	15,996	30,872
Chinook Therapeutics, Inc. rights (a)(c)	985	0
Coherus BioSciences, Inc. (a)	20,386	195,909
Crinetics Pharmaceuticals, Inc. (a)	1,969	38,671
CTI BioPharma Corp. (a)	5,317	30,945
Cytokinetics, Inc. (a)(b)	20,653	1,000,638
Deciphera Pharmaceuticals, Inc. (a)	3,625	67,063
Denali Therapeutics, Inc. (a)	27,499	843,944
Dynavax Technologies Corp. (a)(b)	33,017	344,697
Eagle Pharmaceuticals, Inc. (a)	2,909	76,856
Eiger Biopharmaceuticals, Inc. (a)(b)	10,355	77,973
Enanta Pharmaceuticals, Inc. (a)	551	28,580
Fate Therapeutics, Inc. (a)(b)	23,336	522,960
FibroGen, Inc. (a)	21,424	278,726
Foghorn Therapeutics, Inc. (a)(b)	5,589	47,954
Gelesis Holdings, Inc. Class A (a)(b)	958	1,035
Geron Corp. (a)(b)	68,589	160,498
Global Blood Therapeutics, Inc. (a)	17,953	1,222,599
Gossamer Bio, Inc. (a)(b)	17,388	208,308
GreenLight Biosciences Holdings PBC Class A (a)	20,145	46,736
Halozyme Therapeutics, Inc. (a)	37,746	1,492,477
Heron Therapeutics, Inc. (a)(b)	28,603	120,705
HilleVax, Inc. (b)	701	11,980
Humacyte, Inc. Class A (a)(b)	4,997	16,290
IGM Biosciences, Inc. (a)(b)	2,266	51,529
Imago BioSciences, Inc. (a)(b)	4,262	64,143
ImmunityBio, Inc. (a)(b)	17,500	86,975
ImmunoGen, Inc. (a)	29,414	140,599
Inhibrx, Inc. (a)(b)	8,115	145,664
Insmed, Inc. (a)	33,231	715,796
Intellia Therapeutics, Inc. (a)	13,795	771,968
Intercept Pharmaceuticals, Inc. (a)	6,777	94,539
Ironwood Pharmaceuticals, Inc. Class A (a)	37,957	393,235
Iveric Bio, Inc. (a)	33,070	593,276
Karuna Therapeutics, Inc. (a)	8,294	1,865,569
Karyopharm Therapeutics, Inc. (a)(b)	21,113	115,277
Keros Therapeutics, Inc. (a)	4,712	177,265
Kiniksa Pharmaceuticals Ltd. (a)	8,220	105,545
Krystal Biotech, Inc. (a)(b)	1,943	135,427
Lexicon Pharmaceuticals, Inc. (a)	8,495	20,388
Ligand Pharmaceuticals, Inc. Class B (a)	506	43,572
Madrigal Pharmaceuticals, Inc. (a)	3,517	228,570
MannKind Corp. (a)	7,299	22,554
MeiraGTx Holdings PLC (a)	574	4,827
Mirum Pharmaceuticals, Inc. (a)	4,949	103,978
Morphic Holding, Inc. (a)	6,149	174,017
Ocugen, Inc. (a)(b)	59,812	106,465
Organogenesis Holdings, Inc. Class A (a)	20,153	65,296
Outlook Therapeutics, Inc. (a)(b)	31,606	38,559
PepGen, Inc.	463	4,204
Point Biopharma Global, Inc. (a)	19,266	148,926
Praxis Precision Medicines, Inc. (a)	1,029	2,336
Precigen, Inc. (a)(b)	23,366	49,536
Prometheus Biosciences, Inc. (a)(b)	8,529	503,296
Prothena Corp. PLC (a)	9,955	603,572
PTC Therapeutics, Inc. (a)	14,739	739,898
Rallybio Corp. (a)(b)	3,436	49,719
RAPT Therapeutics, Inc. (a)	5,010	120,541
Recursion Pharmaceuticals, Inc. (a)(b)	3,565	37,932
Relay Therapeutics, Inc. (a)	1,737	38,857
Revolution Medicines, Inc. (a)	2,954	58,253
Rigel Pharmaceuticals, Inc. (a)	47,841	56,452
Sangamo Therapeutics, Inc. (a)	1,958	9,594
Seres Therapeutics, Inc. (a)	19,588	125,755
Sorrento Therapeutics, Inc. (a)(b)	16,969	26,641
SpringWorks Therapeutics, Inc. (a)	1,887	53,836
Syndax Pharmaceuticals, Inc. (a)	3,453	82,976
TG Therapeutics, Inc. (a)	37,168	220,035
Travere Therapeutics, Inc. (a)	15,390	379,210
Twist Bioscience Corp. (a)	10,965	386,407
Vaxart, Inc. (a)(b)	6,879	14,996
Vaxcyte, Inc. (a)	14,987	359,688
Vera Therapeutics, Inc. (a)	3,481	74,180
Vericel Corp. (a)	13,158	305,266
Verve Therapeutics, Inc. (a)(b)	1,923	66,055
Viridian Therapeutics, Inc. (a)	5,341	109,544
VistaGen Therapeutics, Inc. (a)	39,676	6,035
Y-mAbs Therapeutics, Inc. (a)(b)	10,241	147,675
Zentalis Pharmaceuticals, Inc. (a)	12,373	267,999
		31,181,117
Health Care Equipment & Supplies - 7.1%
Alphatec Holdings, Inc. (a)	17,871	156,193
Artivion, Inc. (a)	9,038	125,086
Atricure, Inc. (a)	8,281	323,787
Atrion Corp.	375	211,875
AxoGen, Inc. (a)	11,269	134,326
Axonics Modulation Technologies, Inc. (a)	13,671	962,985
BioLife Solutions, Inc. (a)	753	17,131
Cardiovascular Systems, Inc. (a)	5,987	82,980
Cerus Corp. (a)	48,277	173,797
CONMED Corp.	8,124	651,301
CryoPort, Inc. (a)(b)	10,054	244,915
Cutera, Inc. (a)(b)	4,597	209,623
Embecta Corp.	13,959	401,880
Figs, Inc. Class A (a)(b)	30,290	249,893
Glaukos Corp. (a)	12,735	678,011
Haemonetics Corp. (a)	14,111	1,044,637
Heska Corp. (a)	2,686	195,863
Inari Medical, Inc. (a)(b)	12,282	892,164
Inogen, Inc. (a)	310	7,527
Inspire Medical Systems, Inc. (a)	7,874	1,396,611
IRadimed Corp.	1,965	59,068
iRhythm Technologies, Inc. (a)	8,298	1,039,573
Lantheus Holdings, Inc. (a)	18,986	1,335,285
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	5,358	271,543
LivaNova PLC (a)	11,420	579,793
Meridian Bioscience, Inc. (a)	11,840	373,315
Merit Medical Systems, Inc. (a)	13,395	756,951
Mesa Laboratories, Inc.	1,417	199,556
Nano-X Imaging Ltd. (a)(b)	1,121	12,858
Neogen Corp. (a)	27,770	387,947
Nevro Corp. (a)	9,770	455,282
NuVasive, Inc. (a)	14,591	639,232
Omnicell, Inc. (a)	12,243	1,065,508
OrthoPediatrics Corp. (a)	4,138	190,927
Outset Medical, Inc. (a)	13,373	213,032
Owlet, Inc. (a)(b)	4,248	4,545
Paragon 28, Inc. (b)	12,757	227,330
PROCEPT BioRobotics Corp. (b)	7,121	295,237
Pulmonx Corp. (a)(b)	9,537	158,886
RxSight, Inc. (a)	5,271	63,252
Senseonics Holdings, Inc. (a)(b)	127,855	168,769
Shockwave Medical, Inc. (a)	9,916	2,757,328
SI-BONE, Inc. (a)	9,386	163,880
Sight Sciences, Inc. (a)(b)	575	3,651
Silk Road Medical, Inc. (a)(b)	9,678	435,510
Staar Surgical Co. (a)	13,380	943,959
SurModics, Inc. (a)	3,707	112,693
Tactile Systems Technology, Inc. (a)	2,033	15,837
Tenon Medical, Inc. (b)	633	829
TransMedics Group, Inc. (a)	8,461	353,162
Treace Medical Concepts, Inc. (a)	9,224	203,574
UFP Technologies, Inc. (a)	1,860	159,662
Utah Medical Products, Inc.	838	71,490
Vicarious Surgical, Inc. (a)(b)	15,322	51,329
ViewRay, Inc. (a)	36,544	133,020
Zynex, Inc. (b)	6,206	56,288
		22,120,686
Health Care Providers & Services - 4.4%
23andMe Holding Co. Class A (a)(b)	30,793	88,068
Addus HomeCare Corp. (a)	1,665	158,575
Agiliti, Inc. (a)(b)	7,699	110,173
AirSculpt Technologies, Inc. (b)	3,546	22,801
Alignment Healthcare, Inc. (a)	23,429	277,399
AMN Healthcare Services, Inc. (a)	12,063	1,278,195
Apollo Medical Holdings, Inc. (a)(b)	10,919	425,841
Cano Health, Inc. (a)	45,015	390,280
Clover Health Investments Corp. (a)	107,515	182,776
Corvel Corp. (a)	2,467	341,507
Cross Country Healthcare, Inc. (a)	1,387	39,349
DocGo, Inc. Class A (a)	22,370	221,910
Hanger, Inc. (a)	10,483	196,242
HealthEquity, Inc. (a)	23,104	1,551,896
Hims & Hers Health, Inc. (a)(b)	28,699	160,140
Innovage Holding Corp. (a)(b)	621	3,651
LHC Group, Inc. (a)	8,270	1,353,468
LifeStance Health Group, Inc. (a)	1,354	8,963
Modivcare, Inc. (a)	1,098	109,449
National Research Corp. Class A	3,882	154,504
Option Care Health, Inc. (a)	43,517	1,369,480
Owens & Minor, Inc.	2,376	57,262
P3 Health Partners, Inc. Class A (a)(b)	4,162	19,228
Patterson Companies, Inc.	19,232	461,953
Pennant Group, Inc. (a)	7,182	74,765
PetIQ, Inc. Class A (a)	6,153	42,456
Privia Health Group, Inc. (a)(b)	12,446	423,911
Progyny, Inc. (a)	20,920	775,295
R1 Rcm, Inc. (a)	41,874	775,925
RadNet, Inc. (a)	13,819	281,217
Select Medical Holdings Corp.	24,656	544,898
Surgery Partners, Inc. (a)	9,764	228,478
The Ensign Group, Inc.	14,943	1,187,969
The Joint Corp. (a)	4,015	63,076
The Oncology Institute, Inc. (a)(b)	9,679	44,814
U.S. Physical Therapy, Inc.	3,573	271,619
		13,697,533
Health Care Technology - 0.6%
Babylon Holdings Ltd. Class A (a)	28,760	13,583
Evolent Health, Inc. (a)	22,861	821,396
HealthStream, Inc. (a)	267	5,676
Nextgen Healthcare, Inc. (a)	7,545	133,547
Nutex Health, Inc. (a)(b)	10,849	16,274
OptimizeRx Corp. (a)	5,080	75,286
Pear Therapeutics, Inc. Class A (a)	8,207	16,742
Phreesia, Inc. (a)	6,557	167,072
Schrodinger, Inc. (a)	15,197	379,621
Simulations Plus, Inc.	4,325	209,936
		1,839,133
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)	24,721	244,491
Adaptive Biotechnologies Corp. (a)	1,833	13,051
Akoya Biosciences, Inc. (a)(b)	4,357	51,195
Codexis, Inc. (a)	17,385	105,353
Cytek Biosciences, Inc. (a)	32,095	472,438
Medpace Holdings, Inc. (a)	7,094	1,114,964
Nanostring Technologies, Inc. (a)	11,701	149,422
Quanterix Corp. (a)	1,472	16,221
Science 37 Holdings, Inc. (a)	15,922	25,634
SomaLogic, Inc. Class A (a)	5,824	16,890
		2,209,659
Pharmaceuticals - 2.4%
Aclaris Therapeutics, Inc. (a)	17,923	282,108
Aerie Pharmaceuticals, Inc. (a)	11,235	169,986
Amneal Pharmaceuticals, Inc. (a)	28,667	57,907
Amphastar Pharmaceuticals, Inc. (a)	10,604	297,972
Amylyx Pharmaceuticals, Inc.	1,912	53,823
AN2 Therapeutics, Inc. (b)	278	4,832
Arvinas Holding Co. LLC (a)	13,627	606,265
Axsome Therapeutics, Inc. (a)	8,302	370,435
Cassava Sciences, Inc. (a)(b)	10,600	443,292
Collegium Pharmaceutical, Inc. (a)	9,415	150,828
Corcept Therapeutics, Inc. (a)	23,764	609,309
Esperion Therapeutics, Inc. (a)(b)	18,421	123,421
Evolus, Inc. (a)(b)	9,827	79,107
Eyepoint Pharmaceuticals, Inc. (a)(b)	3,292	26,040
Harmony Biosciences Holdings, Inc. (a)	7,323	324,336
Innoviva, Inc. (a)	17,558	203,848
Intra-Cellular Therapies, Inc. (a)	25,517	1,187,306
Liquidia Technologies, Inc. (a)	8,291	45,103
NGM Biopharmaceuticals, Inc. (a)	6,571	85,949
Ocular Therapeutix, Inc. (a)	21,649	89,843
Pacira Biosciences, Inc. (a)	12,543	667,162
Phathom Pharmaceuticals, Inc. (a)(b)	6,416	71,089
Phibro Animal Health Corp. Class A	5,527	73,454
Provention Bio, Inc. (a)(b)	13,929	62,681
Reata Pharmaceuticals, Inc. (a)(b)	6,407	161,008
Relmada Therapeutics, Inc. (a)	5,488	203,166
Revance Therapeutics, Inc. (a)	20,038	541,026
SIGA Technologies, Inc.	13,030	134,209
Theravance Biopharma, Inc. (a)	15,739	159,593
Tricida, Inc. (a)(b)	1,631	17,093
Ventyx Biosciences, Inc.	6,226	217,350
Xeris Biopharma Holdings, Inc. (a)(b)	36,683	57,225
		7,576,766
TOTAL HEALTH CARE		78,624,894
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings, Inc. (a)	16,609	664,194
AeroVironment, Inc. (a)	6,881	573,600
Cadre Holdings, Inc. (b)	5,242	126,123
Momentus, Inc. Class A (a)(b)	5,734	7,856
Moog, Inc. Class A	1,279	89,978
Redwire Corp. (a)	748	1,780
Rocket Lab U.S.A., Inc. Class A (a)(b)	60,130	244,729
Virgin Galactic Holdings, Inc. (a)(b)	31,028	146,142
		1,854,402
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,197	149,286
Forward Air Corp.	7,509	677,762
Radiant Logistics, Inc. (a)	2,593	14,754
		841,802
Airlines - 0.2%
Allegiant Travel Co. (a)	1,849	134,940
Frontier Group Holdings, Inc. (a)	10,171	98,659
Joby Aviation, Inc. (a)(b)	63,398	274,513
Sun Country Airlines Holdings, Inc. (a)(b)	9,177	124,899
		633,011
Building Products - 1.8%
AAON, Inc.	12,189	656,743
American Woodmark Corp. (a)	245	10,746
Apogee Enterprises, Inc.	6,090	232,760
CSW Industrials, Inc.	4,024	482,075
Griffon Corp.	6,441	190,138
Insteel Industries, Inc.	5,241	139,044
Janus International Group, Inc. (a)	22,551	201,155
Jeld-Wen Holding, Inc. (a)	8,797	76,974
Masonite International Corp. (a)	6,205	442,354
PGT Innovations, Inc. (a)	15,905	333,369
Simpson Manufacturing Co. Ltd.	12,069	946,210
UFP Industries, Inc.	14,583	1,052,309
Zurn Elkay Water Solutions Cor	34,497	845,177
		5,609,054
Commercial Services & Supplies - 1.2%
ACV Auctions, Inc. Class A (a)	15,873	114,127
Aris Water Solution, Inc. Class A (b)	6,140	78,346
Brady Corp. Class A	9,914	413,711
Casella Waste Systems, Inc. Class A (a)	13,858	1,058,613
Cimpress PLC (a)	4,909	120,172
Healthcare Services Group, Inc.	10,198	123,294
HNI Corp.	11,528	305,607
Interface, Inc.	13,272	119,315
Li-Cycle Holdings Corp. (a)	14,635	77,858
Montrose Environmental Group, Inc. (a)(b)	7,733	260,215
Pitney Bowes, Inc.	49,346	114,976
SP Plus Corp. (a)	6,289	196,971
The Brink's Co.	12,951	627,346
		3,610,551
Construction & Engineering - 2.0%
Ameresco, Inc. Class A (a)(b)	8,879	590,276
Comfort Systems U.S.A., Inc.	9,847	958,409
Construction Partners, Inc. Class A (a)	11,076	290,523
Dycom Industries, Inc. (a)	8,011	765,291
EMCOR Group, Inc.	13,599	1,570,413
Fluor Corp. (a)(b)	36,125	899,151
Great Lakes Dredge & Dock Corp. (a)	4,397	33,329
IES Holdings, Inc. (a)	1,683	46,484
Infrastructure and Energy Alternatives, Inc. (a)	8,524	115,415
MYR Group, Inc. (a)	4,591	388,995
Northwest Pipe Co. (a)	476	13,376
NV5 Global, Inc. (a)	3,736	462,592
Primoris Services Corp.	882	14,333
Sterling Construction Co., Inc. (a)	6,774	145,438
		6,294,025
Electrical Equipment - 2.1%
Allied Motion Technologies, Inc.	3,334	95,419
Array Technologies, Inc. (a)	42,043	697,073
Atkore, Inc. (a)	11,521	896,449
Babcock & Wilcox Enterprises, Inc. (a)	16,752	106,878
Blink Charging Co. (a)(b)	10,038	177,873
Bloom Energy Corp. Class A (a)	49,004	979,590
Energy Vault Holdings, Inc. Class A (a)	17,698	93,445
EnerSys	1,301	75,679
Enovix Corp. (a)(b)	30,360	556,651
ESS Tech, Inc. Class A (a)	20,355	83,252
Fluence Energy, Inc. (b)	10,030	146,338
FTC Solar, Inc. (a)(b)	11,876	35,153
FuelCell Energy, Inc. (a)(b)	79,498	271,088
GrafTech International Ltd.	54,100	233,171
Heliogen, Inc. (a)(b)	25,385	47,216
Shoals Technologies Group, Inc. (a)	31,207	672,511
Stem, Inc. (a)(b)	38,092	508,147
SunPower Corp. (a)(b)	22,861	526,717
TPI Composites, Inc. (a)	10,205	115,112
Vicor Corp. (a)	6,194	366,313
		6,684,075
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	6,397	141,374
Machinery - 4.0%
Alamo Group, Inc.	2,349	287,212
Albany International Corp. Class A	1,623	127,941
Berkshire Grey, Inc. Class A (a)(b)	13,844	23,535
Blue Bird Corp. (a)	4,665	38,953
Chart Industries, Inc. (a)(b)	10,234	1,886,638
CIRCOR International, Inc. (a)	1,484	24,471
Douglas Dynamics, Inc.	6,331	177,395
Energy Recovery, Inc. (a)	15,164	329,665
Enerpac Tool Group Corp. Class A	16,192	288,703
ESCO Technologies, Inc.	600	44,064
Evoqua Water Technologies Corp. (a)	32,733	1,082,480
Federal Signal Corp.	16,532	616,974
Franklin Electric Co., Inc.	12,784	1,044,581
Gorman-Rupp Co.	1,117	26,573
Helios Technologies, Inc.	9,129	461,927
Hillenbrand, Inc.	9,750	358,020
Hyzon Motors, Inc. Class A (a)(b)	24,714	42,014
John Bean Technologies Corp.	8,826	759,036
Kadant, Inc.	3,235	539,630
Lightning eMotors, Inc. (a)(b)	11,020	17,081
Lindsay Corp.	3,075	440,586
Luxfer Holdings PLC sponsored	3,042	44,109
Markforged Holding Corp. (a)	4,665	9,237
Microvast Holdings, Inc. (a)	27,641	50,030
Miller Industries, Inc.	201	4,279
Mueller Industries, Inc.	5,583	331,854
Mueller Water Products, Inc. Class A	43,491	446,653
Nikola Corp. (a)(b)	84,409	297,120
Omega Flex, Inc.	906	83,914
Proterra, Inc. Class A (a)	28,366	141,263
Proto Labs, Inc. (a)	1,264	46,048
RBC Bearings, Inc. (a)	1,135	235,864
Sarcos Technology and Robotics Corp. Class A (a)(b)	30,386	67,457
Shyft Group, Inc. (The)	9,689	197,946
Tennant Co.	2,293	129,692
Terex Corp.	9,233	274,589
Titan International, Inc. (a)	14,144	171,708
Trinity Industries, Inc.	3,386	72,291
Velo3D, Inc. (a)(b)	15,854	62,465
Wabash National Corp.	11,685	181,819
Watts Water Technologies, Inc. Class A	7,627	958,943
Xos, Inc. Class A (a)(b)	15,749	18,899
		12,443,659
Professional Services - 2.6%
ASGN, Inc. (a)	13,667	1,235,087
Atlas Technical Consultants, Inc. (a)(b)	3,557	23,654
Barrett Business Services, Inc.	1,724	134,472
CBIZ, Inc. (a)	13,307	569,273
CRA International, Inc.	1,923	170,647
Exponent, Inc.	14,158	1,241,232
First Advantage Corp. (a)	1,418	18,193
Forrester Research, Inc. (a)	3,110	111,991
Franklin Covey Co. (a)	3,377	153,282
HireRight Holdings Corp. (b)	5,929	90,477
Huron Consulting Group, Inc. (a)	3,376	223,660
ICF International, Inc.	3,544	386,367
Insperity, Inc.	10,087	1,029,782
Kforce, Inc.	5,698	334,188
Korn Ferry	15,170	712,232
LegalZoom.com, Inc. (a)(b)	26,802	229,693
Planet Labs PBC Class A (a)(b)	37,796	205,232
Red Violet, Inc. (a)	2,744	47,526
Sterling Check Corp. (b)	6,181	109,033
TriNet Group, Inc. (a)	10,404	740,973
Upwork, Inc. (a)	33,593	457,537
Willdan Group, Inc. (a)	306	4,532
		8,229,063
Road & Rail - 0.7%
ArcBest Corp.	2,252	163,788
Daseke, Inc. (a)	11,443	61,907
Marten Transport Ltd.	11,944	228,847
P.A.M. Transportation Services, Inc. (a)	1,807	55,945
Saia, Inc. (a)(b)	7,418	1,409,420
Universal Logistics Holdings, Inc.	1,418	44,979
Werner Enterprises, Inc.	2,179	81,930
		2,046,816
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	920	10,129
Applied Industrial Technologies, Inc.	10,627	1,092,243
Beacon Roofing Supply, Inc. (a)	10,033	549,006
Boise Cascade Co.	2,326	138,304
Custom Truck One Source, Inc. Class A (a)	5,000	29,150
Distribution Solutions Group I (a)	1,188	33,466
GATX Corp.	486	41,383
Global Industrial Co.	2,625	70,429
GMS, Inc. (a)	12,084	483,481
H&E Equipment Services, Inc.	8,909	252,481
Herc Holdings, Inc.	7,177	745,547
Hudson Technologies, Inc. (a)	11,915	87,575
Karat Packaging, Inc. (a)	1,544	24,689
McGrath RentCorp.	6,676	559,849
MRC Global, Inc. (a)	22,961	165,090
Textainer Group Holdings Ltd. (b)	1,815	48,751
Transcat, Inc. (a)	1,956	148,050
Veritiv Corp. (a)	3,785	370,059
		4,849,682
TOTAL INDUSTRIALS		53,237,514
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.3%
ADTRAN Holdings, Inc.	17,720	346,958
Calix, Inc. (a)	12,482	763,149
Cambium Networks Corp. (a)(b)	3,264	55,227
Casa Systems, Inc. (a)(b)	9,616	30,098
Clearfield, Inc. (a)	3,200	334,848
CommScope Holding Co., Inc. (a)	57,240	527,180
Digi International, Inc. (a)	3,169	109,552
DZS, Inc. (a)	4,821	54,477
Extreme Networks, Inc. (a)	35,040	457,973
Harmonic, Inc. (a)	25,520	333,546
Infinera Corp. (a)(b)	52,835	255,721
Inseego Corp. (a)(b)	5,209	10,783
Ondas Holdings, Inc. (a)(b)	10,178	37,659
Viavi Solutions, Inc. (a)	63,428	827,735
		4,144,906
Electronic Equipment & Components - 2.7%
908 Devices, Inc. (a)(b)	1,455	23,935
Advanced Energy Industries, Inc.	10,475	810,870
Aeva Technologies, Inc. (a)	1,736	3,246
AEye, Inc. Class A (a)(b)	7,975	8,852
Akoustis Technologies, Inc. (a)(b)	14,303	42,480
Arlo Technologies, Inc. (a)	23,969	111,216
Badger Meter, Inc.	8,135	751,593
Belden, Inc.	6,356	381,487
Cepton, Inc. (a)(b)	10,817	21,201
CTS Corp.	8,696	362,188
ePlus, Inc. (a)	5,652	234,784
Fabrinet (a)	10,286	981,799
FARO Technologies, Inc. (a)	417	11,442
Focus Universal, Inc. (a)(b)	4,912	46,075
Identiv, Inc. (a)	6,166	77,322
Insight Enterprises, Inc. (a)	7,351	605,796
Itron, Inc. (a)	1,041	43,837
Lightwave Logic, Inc. (a)(b)	31,065	228,017
MicroVision, Inc. (a)(b)	46,022	166,139
Napco Security Technologies, Inc. (a)	8,131	236,449
Novanta, Inc. (a)	9,896	1,144,472
OSI Systems, Inc. (a)	454	32,715
Par Technology Corp. (a)(b)	2,783	82,182
Plexus Corp. (a)	6,504	569,490
Rogers Corp. (a)	5,191	1,255,599
Smartrent, Inc. (a)	33,971	77,114
		8,310,300
IT Services - 3.3%
AvidXchange Holdings, Inc.	36,480	307,162
BigCommerce Holdings, Inc. (a)	17,941	265,527
Brightcove, Inc. (a)	7,933	49,978
Cantaloupe, Inc. (a)	9,769	33,996
Cass Information Systems, Inc.	558	19,357
Cerberus Cyber Sentinel Corp.	12,745	37,598
Core Scientific, Inc. (a)(b)	6,715	8,730
CSG Systems International, Inc.	8,705	460,320
Cyxtera Technologies, Inc. Class A (a)	10,239	41,775
Digitalocean Holdings, Inc. (a)(b)	19,526	706,255
Edgio, Inc. (a)	34,654	96,338
EVERTEC, Inc.	17,451	547,089
EVO Payments, Inc. Class A (a)	13,087	435,797
ExlService Holdings, Inc. (a)	8,991	1,324,914
Flywire Corp. (a)	15,736	361,299
Grid Dynamics Holdings, Inc. (a)	13,538	253,567
Hackett Group, Inc.	6,605	117,041
i3 Verticals, Inc. Class A (a)	6,085	121,883
IBEX Ltd. (a)	1,512	28,078
Information Services Group, Inc.	4,747	22,596
International Money Express, Inc. (a)	8,868	202,102
Marqeta, Inc. Class A (a)	121,261	863,378
Maximus, Inc.	15,925	921,580
Paya Holdings, Inc. (a)	24,649	150,605
Payoneer Global, Inc. (a)	60,331	365,003
Perficient, Inc. (a)	9,564	621,851
Priority Technology Holdings, Inc. (a)	4,956	22,352
Remitly Global, Inc.	27,514	305,956
Sabre Corp. (a)	18,534	95,450
Squarespace, Inc. Class A (a)(b)	2,181	46,586
StoneCo Ltd. Class A (a)	40,226	383,354
Ttec Holdings, Inc.	5,265	233,292
Tucows, Inc. (a)(b)	2,720	101,755
Unisys Corp. (a)	13,677	103,261
Verra Mobility Corp. (a)	39,940	613,878
		10,269,703
Semiconductors & Semiconductor Equipment - 4.0%
ACM Research, Inc. (a)(b)	1,889	23,537
Alpha & Omega Semiconductor Ltd. (a)	4,793	147,433
Ambarella, Inc. (a)	10,188	572,362
Amkor Technology, Inc.	5,739	97,850
Atomera, Inc. (a)(b)	5,799	58,744
Axcelis Technologies, Inc. (a)	9,113	551,883
CEVA, Inc. (a)	6,307	165,433
Credo Technology Group Holding Ltd. (b)	26,783	294,613
CyberOptics Corp. (a)	1,978	106,377
Diodes, Inc. (a)	9,029	586,072
FormFactor, Inc. (a)	21,494	538,425
Impinj, Inc. (a)(b)	5,299	424,079
indie Semiconductor, Inc. (a)	28,213	206,519
Kulicke & Soffa Industries, Inc.	15,986	615,941
MACOM Technology Solutions Holdings, Inc. (a)	14,076	728,996
MaxLinear, Inc. Class A (a)	20,342	663,556
Onto Innovation, Inc. (a)	13,820	885,171
PDF Solutions, Inc. (a)	8,116	199,085
Photronics, Inc. (a)	12,024	175,791
Power Integrations, Inc.	15,817	1,017,349
Rambus, Inc. (a)	25,540	649,227
Rockley Photonics Holdings Ltd. (a)(b)	27,902	19,813
Semtech Corp. (a)	17,751	522,057
Silicon Laboratories, Inc. (a)	9,441	1,165,397
SiTime Corp. (a)	4,568	359,639
SkyWater Technology, Inc. (a)(b)	3,048	23,317
SMART Global Holdings, Inc. (a)	13,646	216,562
Synaptics, Inc. (a)	11,079	1,096,932
Transphorm, Inc. (a)	6,108	30,723
Ultra Clean Holdings, Inc. (a)	4,356	112,167
Veeco Instruments, Inc. (a)(b)	11,117	203,663
		12,458,713
Software - 7.8%
8x8, Inc. (a)(b)	33,550	115,748
A10 Networks, Inc.	14,663	194,578
ACI Worldwide, Inc. (a)	31,925	667,233
Agilysys, Inc. (a)	5,490	303,872
Alarm.com Holdings, Inc. (a)	13,363	866,724
Alkami Technology, Inc. (a)(b)	10,034	151,012
Altair Engineering, Inc. Class A (a)	14,509	641,588
American Software, Inc. Class A	7,384	113,123
Amplitude, Inc. (a)(b)	15,632	241,827
AppFolio, Inc. (a)	5,308	555,854
Appian Corp. Class A (a)(b)	11,242	459,011
Applied Blockchain, Inc. (b)	1,147	1,950
Arteris, Inc.	4,801	31,975
Asana, Inc. (a)(b)	20,647	458,983
AvePoint, Inc. (a)(b)	35,956	144,184
Benefitfocus, Inc. (a)	4,578	29,070
Blackbaud, Inc. (a)	12,276	540,881
BlackLine, Inc. (a)	15,404	922,700
Box, Inc. Class A (a)	38,902	948,820
BTRS Holdings, Inc. (a)	27,956	258,873
C3.ai, Inc. (a)(b)	3,799	47,488
Cipher Mining, Inc. (a)(b)	943	1,188
Clear Secure, Inc. (a)(b)	17,333	396,232
CommVault Systems, Inc. (a)	12,459	660,825
Consensus Cloud Solutions, Inc. (a)	2,060	97,438
Couchbase, Inc. (a)(b)	7,408	105,712
CS Disco, Inc. (a)(b)	6,345	63,450
Digimarc Corp. (a)(b)	3,578	48,482
Digital Turbine, Inc. (a)	26,558	382,701
Domo, Inc. Class B (a)	8,554	153,886
Duck Creek Technologies, Inc. (a)	21,661	256,683
Ebix, Inc. (b)	1,586	30,086
eGain Communications Corp. (a)	2,304	16,934
Enfusion, Inc. Class A (b)	7,220	89,095
EngageSmart, Inc.	9,845	203,693
Envestnet, Inc. (a)	15,344	681,274
Everbridge, Inc. (a)	11,117	343,293
EverCommerce, Inc. (a)	924	10,099
ForgeRock, Inc. (b)	6,109	88,764
Instructure Holdings, Inc. (a)(b)	638	14,215
Intapp, Inc. (a)	3,950	73,747
InterDigital, Inc.	3,093	125,019
IronNet, Inc. Class A (a)(b)	18,090	12,464
KnowBe4, Inc. (a)	20,350	423,484
LivePerson, Inc. (a)	19,662	185,216
Matterport, Inc. (a)(b)	44,799	169,788
MeridianLink, Inc. (a)(b)	6,379	103,850
MicroStrategy, Inc. Class A (a)(b)	1,548	328,578
Mitek Systems, Inc. (a)	11,126	101,914
Model N, Inc. (a)	10,125	346,579
Momentive Global, Inc. (a)	36,474	211,914
N-able, Inc. (a)	16,624	153,440
Nextnav, Inc. (a)	18,632	50,120
Onespan, Inc. (a)	3,894	33,527
Pagerduty, Inc. (a)	23,907	551,534
Progress Software Corp.	12,180	518,259
PROS Holdings, Inc. (a)	7,469	184,484
Q2 Holdings, Inc. (a)	15,646	503,801
Qualys, Inc. (a)	10,728	1,495,376
Rapid7, Inc. (a)	16,232	696,353
Rimini Street, Inc. (a)	13,780	64,215
Sapiens International Corp. NV	6,279	120,431
ShotSpotter, Inc. (a)	2,479	71,296
Sprout Social, Inc. (a)	12,859	780,284
SPS Commerce, Inc. (a)	10,109	1,255,841
Sumo Logic, Inc. (a)	20,576	154,320
Telos Corp. (a)	15,035	133,661
Tenable Holdings, Inc. (a)	30,658	1,066,898
TeraWulf, Inc. (a)(b)	2,493	3,141
UserTesting, Inc. (a)(b)	13,263	51,991
Varonis Systems, Inc. (a)	30,500	808,860
Verint Systems, Inc. (a)	16,092	540,369
Veritone, Inc. (a)(b)	8,920	50,220
Viant Technology, Inc. (a)	3,889	16,373
Weave Communications, Inc. (b)	8,751	44,193
Workiva, Inc. (a)	13,316	1,035,985
Yext, Inc. (a)	32,070	143,032
Zeta Global Holdings Corp. (a)(b)	30,335	200,514
Zuora, Inc. (a)	34,007	250,972
		24,401,587
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	6,256	145,515
CompoSecure, Inc. (a)(b)	1,770	8,868
Corsair Gaming, Inc. (a)(b)	6,020	68,327
Diebold Nixdorf, Inc. (a)	15,261	37,237
IonQ, Inc. (a)(b)	4,431	22,465
Super Micro Computer, Inc. (a)	12,632	695,644
Turtle Beach Corp. (a)(b)	3,395	23,154
		1,001,210
TOTAL INFORMATION TECHNOLOGY		60,586,419
MATERIALS - 4.2%
Chemicals - 2.7%
AdvanSix, Inc.	2,613	83,877
American Vanguard Corp.	6,996	130,825
Amyris, Inc. (a)(b)	6,522	19,044
Aspen Aerogels, Inc. (a)	8,620	79,476
Avient Corp.	18,689	566,277
Balchem Corp.	8,832	1,073,795
Cabot Corp.	15,442	986,589
Chase Corp.	490	40,949
Diversey Holdings Ltd. (a)	21,927	106,565
H.B. Fuller Co.	12,682	762,188
Hawkins, Inc.	3,239	126,289
Ingevity Corp. (a)	10,603	642,860
Innospec, Inc.	5,808	497,571
Kronos Worldwide, Inc.	6,124	57,198
Livent Corp. (a)(b)	45,151	1,383,878
LSB Industries, Inc. (a)	8,806	125,486
Mativ, Inc.	1,096	24,200
Origin Materials, Inc. Class A (a)	17,972	92,736
Orion Engineered Carbons SA	16,746	223,559
PureCycle Technologies, Inc. (a)(b)	23,342	188,370
Quaker Houghton	2,508	362,105
Sensient Technologies Corp.	11,008	763,295
Stepan Co.	539	50,488
		8,387,620
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	423	43,231
Containers & Packaging - 0.2%
Cryptyde, Inc. (a)(b)	3,535	2,449
Greif, Inc.:
Class A	1,197	71,305
Class B	44	2,675
Myers Industries, Inc.	10,107	166,462
O-I Glass, Inc. (a)	35,060	454,027
		696,918
Metals & Mining - 1.2%
5E Advanced Materials, Inc. (a)	9,164	93,106
Alpha Metallurgical Resources	4,618	631,927
ATI, Inc. (a)	34,410	915,650
Century Aluminum Co. (a)	14,616	77,172
Commercial Metals Co.	5,732	203,371
Compass Minerals International, Inc.	9,586	369,349
Constellium NV (a)	18,688	189,496
Dakota Gold Corp. (a)(b)	14,225	43,386
Hycroft Mining Holding Corp. (a)	34,606	20,919
Ivanhoe Electric, Inc. (a)	1,766	14,570
Kaiser Aluminum Corp.	4,470	274,235
Materion Corp.	5,326	426,080
Novagold Resources, Inc. (a)	62,434	292,815
Piedmont Lithium, Inc. (a)(b)	1,338	71,570
Ramaco Resources, Inc. (b)	6,382	58,714
Ryerson Holding Corp.	365	9,395
Schnitzer Steel Industries, Inc. Class A	732	20,833
Warrior Metropolitan Coal, Inc.	1,501	42,688
		3,755,276
Paper & Forest Products - 0.1%
Sylvamo Corp.	9,201	311,914
TOTAL MATERIALS		13,194,959
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexanders, Inc.	718	150,033
Bluerock Residential Growth (REIT), Inc.	2,874	76,880
CareTrust (REIT), Inc.	3,088	55,924
CBL & Associates Properties, Inc.	1,288	32,986
Clipper Realty, Inc.	3,526	24,576
Community Healthcare Trust, Inc.	4,802	157,266
Corporate Office Properties Trust (SBI)	5,047	117,242
Essential Properties Realty Trust, Inc.	6,038	117,439
Four Corners Property Trust, Inc.	3,898	94,293
Gladstone Commercial Corp.	12,036	186,558
Gladstone Land Corp.	5,398	97,704
Hersha Hospitality Trust (a)	984	7,852
Industrial Logistics Properties Trust	3,186	17,523
NexPoint Residential Trust, Inc.	6,264	289,459
Outfront Media, Inc.	41,963	637,418
Phillips Edison & Co., Inc.	33,283	933,588
Postal Realty Trust, Inc.	4,483	65,766
Potlatch Corp.	2,720	111,629
Safehold, Inc.	4,276	113,143
Saul Centers, Inc.	3,492	130,950
Tanger Factory Outlet Centers, Inc.	29,128	398,471
UMH Properties, Inc.	12,898	208,303
Universal Health Realty Income Trust (SBI)	4,248	183,556
		4,208,559
Real Estate Management & Development - 0.7%
Compass, Inc. (a)	76,430	177,318
Cushman & Wakefield PLC (a)	44,569	510,315
Digitalbridge Group, Inc. (a)	40,545	507,218
Doma Holdings, Inc. Class A (a)	2,969	1,305
Douglas Elliman, Inc.	2,165	8,877
eXp World Holdings, Inc. (b)	19,878	222,832
Forestar Group, Inc. (a)	1,612	18,038
Marcus & Millichap, Inc.	7,134	233,853
Newmark Group, Inc.	3,281	26,445
Offerpad Solutions, Inc. (a)(b)	19,777	23,930
Redfin Corp. (a)(b)	29,830	174,207
The RMR Group, Inc.	2,826	66,948
The St. Joe Co.	9,602	307,552
		2,278,838
TOTAL REAL ESTATE		6,487,397
UTILITIES - 1.8%
Electric Utilities - 0.2%
MGE Energy, Inc.	4,304	282,472
Otter Tail Corp.	5,117	314,798
Via Renewables, Inc. Class A, (b)	3,655	25,256
		622,526
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares (a)	27,182	1,106,307
Chesapeake Utilities Corp.	2,795	322,515
New Jersey Resources Corp.	2,324	89,939
Southwest Gas Corp.	1,768	123,318
		1,642,079
Independent Power and Renewable Electricity Producers - 0.7%
Altus Power, Inc. Class A (a)(b)	3,872	42,631
Clearway Energy, Inc.:
Class A	4,927	143,376
Class C	27,344	870,906
Montauk Renewables, Inc. (a)(b)	17,887	311,949
Ormat Technologies, Inc.	7,062	608,744
		1,977,606
Water Utilities - 0.4%
American States Water Co.	5,031	392,166
Artesian Resources Corp. Class A	1,470	70,736
California Water Service Group	4,098	215,924
Global Water Resources, Inc.	3,802	44,597
Middlesex Water Co.	4,923	380,056
Pure Cycle Corp. (a)(b)	5,701	47,603
York Water Co.	3,973	152,682
		1,303,764
TOTAL UTILITIES		5,545,975
TOTAL COMMON STOCKS (Cost $340,607,230)		310,614,777

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $99,605)	100,000	98,917

Money Market Funds - 12.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	946,586	946,775
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	37,735,659	37,739,433
TOTAL MONEY MARKET FUNDS (Cost $38,686,208)		38,686,208

TOTAL INVESTMENT IN SECURITIES - 112.0% (Cost $379,393,043)	349,399,902
NET OTHER ASSETS (LIABILITIES) - (12.0)%	(37,434,009)
NET ASSETS - 100.0%	311,965,893

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	18	Dec 2022	1,502,820	(16,141)	(16,141)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,917.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	294,228	39,759,541	39,106,994	8,841	-	-	946,775	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	31,870,574	42,706,920	36,838,061	273,252	-	-	37,739,433	0.1%
Total	32,164,802	82,466,461	75,945,055	282,093	-	-	38,686,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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